Note 23 - Primary Cash-Generating Units (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Primary Cash-Generating Units
Constant long-term growth rate of up to	2.70%	3.10%
Discount rates (after tax) for AM CGU	9.10%	9.80%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in %)	32.00%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in EUR)	€ 2,100